UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		08/11/2008
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    89

Form 13F Information Table Value Total:  $  110,994
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
Amerigas Propane        COM            030975106    1385  43500 SH               SOLE        N/A         43500
Archer-Daniels-Midlnd CoCOM            039483102    1272  37675 SH               SOLE        N/A         37675
Autodesk                COM            052769106    1472  43525 SH               SOLE        N/A         43525
Auto Data Processing    COM            053015103     387   9245 SH               SOLE        N/A          9245
BB&T Corporation        COM            054937107     296  13000 SH               SOLE        N/A         13000
Bank of America         COM            060505104     645  27013 SH               SOLE        N/A         27013
Berkshire Hathaway Cl B CL B           084670207     201     50 SH               SOLE        N/A            50
Best Buy Company Inc.   COM            086516101    1141  28810 SH               SOLE        N/A         28810
Buckeye Partners Uts L PUNIT LTD PARTN  118230101    396   9250 SH               SOLE        N/A          9250
Chevrontexaco Corp      COM             166764100   1769  17846 SH               SOLE        N/A         17846
Clorox Company          COM             189054109   1049  20090 SH               SOLE        N/A         20090
Coca Cola               COM             191216100    850  16350 SH               SOLE        N/A         16350
Commercial Metals Co    COM             201723103    507  13455 SH               SOLE        N/A         13455
Coventry Health Care IncCOM             222862104   1383  45475 SH               SOLE        N/A         45475
Emerson Electric Co.    COM             291011104   2113  42735 SH               SOLE        N/A         42735
Enterprise Prd Prtnrs LpCOM             293792107   3728 126191 SH               SOLE        N/A        126191
Equitable Resources Inc SH BEN INT      294549100    691  10000 SH               SOLE        N/A         10000
Ferrellgas Partners     UNIT LTD PART   315293100   2125 108000 SH               SOLE        N/A        108000
Fiserv Inc              COM             337738108   2057  45340 SH               SOLE        N/A         45340
General Dynamics Corp   COM             369550108   1470  17458 SH               SOLE        N/A         17458
General Electric        COM             369604103   2008  75251 SH               SOLE        N/A         75251
Halliburton Company     COM             406216101    619  11660 SH               SOLE        N/A         11660
Hewlett-Packard Company COM             428236103    239   5401 SH               SOLE        N/A          5401
Intuit Inc              COM             461202103   1683  61035 SH               SOLE        N/A         61035
Ishare S&P 500          UNIT SER 1      464287200    353   2759 SH               SOLE        N/A          2759
Ishares Emerging Mkt.   MCSI EMERG MKT  464287234   2223  16378 SH               SOLE        N/A         16378
Ishares GS Corp. Bond   IBOXX INV CPBD  464287242    378   3727 SH               SOLE        N/A          3727
Ishares International EAMSCI EAFE IDX   464287465    590   8595 SH               SOLE        N/A          8595
S&P MidCap 400 I-S      S&P MIDCAP 400  464287507    620   7604 SH               SOLE        N/A          7604
S&P Small Cap 600       S&P SMLCAP 600  464287804    762  12672 SH               SOLE        N/A         12672
Ishares Intermediate CorLEHMAN INTER C  464288638    485   4885 SH               SOLE        N/A          4885
Johnson & Johnson       COM             478160104   2507  38958 SH               SOLE        N/A         38958
Kimberly Clark          COM             494368103   1070  17895 SH               SOLE        N/A         17895
Kinder Morgan Energy Lp UNIT LTD PART   494550106   3397  60960 SH               SOLE        N/A         60960
L-3 Communications HldgsCOM             502424104   1080  11890 SH               SOLE        N/A         11890
Lincoln National Corp   COM             534187109    376   8304 SH               SOLE        N/A          8304
Lowes Companies         COM             548661107    423  20378 SH               SOLE        N/A         20378
Magellan Midstream PartnCOM UNIT RP LP  559080106   2520  70800 SH               SOLE        N/A         70800
Marathon Oil Group      COM             565849106   2556  49280 SH               SOLE        N/A         49280
McGraw-Hill Cos         COM             580645109   1480  36895 SH               SOLE        N/A         36895
Merrill Lynch & Co.     COM             590188108    366  11550 SH               SOLE        N/A         11550
Microsoft Corp          COM             594918104    859  31211 SH               SOLE        N/A         31211
Mylan Labs.             COM             628530107   1418 117507 SH               SOLE        N/A        117507
Nationwide Finl Svcs ClaCL A            638612101    692  14405 SH               SOLE        N/A         14405
Nokia Corporation       SPONSORED ADR   654902204   2446  99853 SH               SOLE        N/A         99853
Oneok Inc New           UNIT LTD PARTN  682680103    303   6215 SH               SOLE        N/A          6215
Pepsico Inc.            COM             713448108   1507  23695 SH               SOLE        N/A         23695
Plains All Amern Ppln LpUNIT LTD PARTN  726503103   3622  80282 SH               SOLE        N/A         80282
Plum Creek Timber       COM             729251108   1721  40300 SH               SOLE        N/A         40300
Prologis                SH BEN INT      743410102   1303  23980 SH               SOLE        N/A         23980
Realty Income           COM             756109104   1714  75305 SH               SOLE        N/A         75305
Royal Bk Cda Montreal   COM             780087102    508  11375 SH               SOLE        N/A         11375
Schlumberger            COM             806857108    516   4800 SH               SOLE        N/A          4800
Staples Inc             COM             855030102   1183  49795 SH               SOLE        N/A         49795
Suburban Propane        UNIT LTD PART   864482104   2818  73720 SH               SOLE        N/A         73720
Teppco Partners L P     UT LTD PARTNER  872384102   2411  72652 SH               SOLE        N/A         72652
Thor Industries         COM             885160101    798  37515 SH               SOLE        N/A         37515
Vanguard Emerging MarketEMR MKT ETF     922042858    581  12420 SH               SOLE        N/A         12420
Vanguard Large Growth   GROWTH ETF      922908736    929  15700 SH               SOLE        N/A         15700
Wal-Mart Stores Inc.    COM             931142103    254   4523 SH               SOLE        N/A          4523
Western Union           COM             959802109    307  12420 SH               SOLE        N/A         12420
Target Corporation      COM            87612E106    1059  22785 SH               SOLE        N/A         22785
Conocophillips          COM            20825C104     705   7470 SH               SOLE        N/A          7470
Dominion Resources Inc. COM            25746U109     730  15380 SH               SOLE        N/A         15380
Duke                    COM            26441C105     373  21483 SH               SOLE        N/A         21483
Enbridge Energy         COM            29250R106    3720  73940 SH               SOLE        N/A         73940
Energy Transfer PartnersUNIT LTD PARTN 29273R109    1970  45320 SH               SOLE        N/A         45320
Energy Transfer Equity  COM UT LTD PTN 29273V100     997  34400 SH               SOLE        N/A         34400
Entergy Corp.           COM            29364G103     656   5446 SH               SOLE        N/A          5446
Equity Residential PropeSH BEN INT     29476L107     266   6950 SH               SOLE        N/A          6950
Exxon-Mobil             COM            30231G102     814   9232 SH               SOLE        N/A          9232
FedEx Corporation       COM            31428X106    1333  16916 SH               SOLE        N/A         16916
Fidelity Natl Finl Inc  COM            31620R105     312  24745 SH               SOLE        N/A         24745
Global Payments Inc     COM            37940X102    1663  35680 SH               SOLE        N/A         35680
Goldman Sachs           COM            38141G104    1722   9843 SH               SOLE        N/A          9843
Lab Cp Of Amer Hldg New COM            50540R409    2658  38170 SH               SOLE        N/A         38170
Nustar Energy, LP       UNIT COM       67058H102    2477  52260 SH               SOLE        N/A         52260
Oneok Partners Lp       UNIT LTD PARTN 68268N103    2931  52435 SH               SOLE        N/A         52435
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104     458   9965 SH               SOLE        N/A          9965
International Dividend AINTL DIV ACHV  73935X716     990  56620 SH               SOLE        N/A         56620
S P D R -S&P 500        UNIT SER 1     78462F103     704   5502 SH               SOLE        N/A          5502
Sealed Air              COM            81211K100     201  10555 SH               SOLE        N/A         10555
Sunoco Logistics PartnerCOM UNITS      86764L108    1230  26225 SH               SOLE        N/A         26225
Synovus Financial Corp. COM            87161C105     339  38835 SH               SOLE        N/A         38835
WT Internat. CommunicatiINTL COMMUNICA 97717W745     613  21045 SH               SOLE        N/A         21045
Zimmer Holdings Inc     COM            98956P102    1900  27919 SH               SOLE        N/A         27919
Noble Corp              SHS            G65422100    2663  40995 SH               SOLE        N/A         40995
Willis Group Holdings   SHS            G96655108     692  22075 SH               SOLE        N/A         22075
Royal Caribbean Cruises COM            V7780T103     256  11375 SH               SOLE        N/A         11375

 Total                                             110994